INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
For the three and six months ended June 30, 2025, the effective tax rates on pre-tax income were 15.0% and 1.3%, respectively. The Company’s effective tax rate differed from the statutory tax rate of 21.1% for the same respective periods primarily due to international operations subject to different tax rates.
For the three and six months ended June 30, 2024, the effective tax rates on pre-tax income were 1251.0% and recoveries of 86.0% respectively. The Company’s effective tax rate differed from the statutory tax rate of 23.0% and 20.0%, respectively, primarily due to international operations subject to different tax rates and changes in tax rates and imposition of new tax legislation. As discussed within “Pillar Two and Bermuda Corporate Income Tax Regime” section below, the Company recorded material deferred tax assets related to the passage of the Bermuda Corporate Income Tax Act for the three months ended June 30, 2024. As a result, compared to its consolidated statutory tax rate, the Company recognized a material increase to its consolidated effective tax rate for the three months ended June 30, 2024 and a material decrease to its consolidated effective tax rate for the six months ended June 30, 2024.
Pillar Two and Bermuda Corporate Income Tax Regime
In December 2023, the Government of Bermuda enacted a corporate income tax (“CIT”) regime, designed to align with the Organization for Economic Cooperation and Development’s (“OECD”) global minimum tax rules. The Corporate Income Tax Act 2023 came into operation in its entirety on January 1, 2025. The regime applies a 15% CIT to Bermuda businesses that are part of Multinational Enterprise (“MNE”) groups with annual revenue of €750 million or more. The Company has deferred tax assets totaling $357 million as of June 30, 2025 relating to this regime (December 31, 2024 – $399 million).
The Company has foreign operating subsidiaries principally located in Bermuda, the U.S., Canada, the Cayman Islands, Luxembourg, as well as the U.K. The U.K. enacted legislation in July 2023, implementing certain provisions of Pillar Two. Subsequently on March 21, 2025, the U.K. enacted certain amendments to its Pillar Two legislation, introducing the undertaxed payment rule (“UTPR”) for accounting periods beginning on or after December 31, 2024. Under the amended legislation, the UTPR would be applied as additional top-up tax levied directly on U.K. constituent entities in an amount equal to the UTPR top-up tax allocated to the U.K. There was no material top-up tax allocated to the U.K. as a result of the UTPR for the three and six months ended June 30, 2025.
On June 20, 2024, Canada enacted new legislation imposing a 15% global minimum tax on profits. The legislation applies retroactively and implements an income inclusion rule (“IIR”) and a qualified domestic minimum top-up tax (“QDMTT”) for fiscal years beginning on or after December 31, 2023. As of June 30, 2025, Canada has not enacted legislation addressing the UTPR.
Luxembourg implemented the Pillar Two rules in line with the EU Council Directive on December 14, 2022, which introduced an IIR tax (for fiscal years beginning on or after December 31, 2023), a UTPR tax (for fiscal years beginning on or after December 31, 2024) and a QDMTT (for fiscal years beginning on or after December 31, 2023).
The U.S. and Cayman Islands have not yet passed legislation with respect to Pillar Two.
The Company continues to evaluate the impact of the global minimum tax requirements by monitoring the legislative changes and future developments in relation to Pillar Two across jurisdictions in which the Company operates and assessing their impact on our operations and financial statements. Based on our evaluation of the enacted Pillar Two legislation in Canada, Luxembourg and the U.K., we determined that there was no material impact on the effective tax rate for the three and six months ended June 30, 2025.
Other Tax Matters
On July 4, 2025, the One Big Beautiful Bill Act (the “OBBBA”) was enacted in the U.S. The OBBBA includes provisions that allow for the immediate expensing of domestic research and development expenses, immediate expensing of certain capital expenditures and other changes to the U.S. taxation profits derived from foreign operations. We continue to evaluate the impact the new legislation will have on our estimated annual effective tax rate and cash tax position.